Post-balance sheet events	12 Months Ended
Mar. 31, 2020
Post-balance sheet events
Post-balance sheet events

29.        Post-balance sheet events

Ryanair Group airlines began experiencing a substantial decline in international and domestic demand together with widespread EU flight restrictions related to Covid-19 from mid-March 2020. The Group has taken a number of actions in response to the Covid-19 pandemic, including grounding a substantial portion of its fleet for almost four months, reducing flight schedules and reducing capital and operating expenditures (including by postponing projects deemed non-critical to the Group’s operations, cancelling share buybacks, implementing restructurings and freezing recruitment and discretionary spending, and renegotiating contractual terms and conditions (including salaries) with personnel, airports and vendors).

On July 1, 2020, the Group resumed flying across the majority of its route network. We expect to operate approximately 40% of our normal July schedule, rising to approximately 60% in August and hopefully approximately 70% in September 2020. We are forecasting traffic of approximately 60m guests in fiscal year 2021. The full extent of the ongoing impact of Covid-19 on the Group’s longer-term operational and financial performance will depend on future developments, many of which are outside its control, including the duration and spread of Covid-19 and related travel advisories and restrictions, the impact of Covid-19 on overall long-term demand for air travel, the impact of Covid-19 on the financial health and operations of the Group’s business partners (particularly Boeing), and future EU Governmental actions, all of which are highly uncertain and cannot be predicted.

The Boeing 737-MAX, which was grounded in 2019, has undergone extensive regulatory testing and we expect it to return to service in North America in Q3 calendar 2020, which we hope will enable the Group to accept delivery of its first MAX-200 aircraft before the end of 2020.

In April 2020, the Group raised approximately €690m (£600m) unsecured debt for general corporate purposes under the HMT and Bank of England CCFF.